Annual Total Returns- JPMorgan Total Return Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Total Return Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.59%	8.42%	0.16%	5.22%	(0.55%)	4.78%	4.22%	(0.74%)	9.51%	7.00%